Stock Option and Purchase Plans (Details Textual) - USD ($)	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, granted	0	0	0
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum Contribution per participant per calendar year	$ 5,200
Maximum number of shares authorized for issuance from treasury under the Employee Stock Purchase Plan	100,000
Employee stock purchase plan average price of shares purchased during period	$ 37.06	$ 34.88	$ 55.77
Shares available for issuance from treasury under the Employee Stock Purchase plan	61,412
Employee Stock Purchase Plan | Treasury Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued under stock purchase plan	2,753	3,019	1,948